Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-14862
Entity Registrant Name	BRASKEM SA
Entity Central Index Key	0001071438
Entity Address, Address Line One	Rua Eteno
Entity Address, Address Line Two	1561
Entity Address, Address Line Three	Polo Petroquimico de Camacari
Entity Address, Country	BR
Entity Address, Postal Zip Code	42810-000